Financial instruments - Maturity of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 34,357	$ 17,226	$ 34,103
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	34,555	17,226	34,980
less than 12 months | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,816	17,068	34,976
between 1-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,739	158	4
Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
unlimited | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,302
Borrowings | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,555
Borrowings | less than 12 months | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	839
Borrowings | between 1-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,716
Borrowings | Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Borrowings | unlimited | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,803	8,595	9,490
Trade payables | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,803	8,595	9,490
Trade payables | less than 12 months | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,803	8,595	9,490
Trade payables | between 1-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Trade payables | Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Trade payables | unlimited | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,037	8,339	5,247
Accrued expenses | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,037	8,339	5,247
Accrued expenses | less than 12 months | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,037	8,339	5,247
Accrued expenses | between 1-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Accrued expenses | Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Accrued expenses | unlimited | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	160	292	116
Lease liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	160	292	133
Lease liabilities | less than 12 months | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	137	134	129
Lease liabilities | between 1-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23	158	4
Lease liabilities | Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Lease liabilities | unlimited | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 0	$ 0	0
Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			110
Other current liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			110
Other current liabilities | less than 12 months | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			110
Other current liabilities | between 1-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			0
Other current liabilities | Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			0
Other current liabilities | unlimited | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			0
Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			19,140
Contingent consideration liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			20,000
Contingent consideration liabilities | less than 12 months | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			20,000
Contingent consideration liabilities | between 1-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			0
Contingent consideration liabilities | Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			0
Contingent consideration liabilities | unlimited | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			$ 0